UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 - June 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

ITEM 1 – Proxy Voting Record

Fund Name : The Bond Fund of America, Inc.

Reporting Period: July 01, 2008 - June 30, 2009

Delta Air Lines, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	DNTNQ	CUSIP 247361702	09/25/2008		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Approval of the Merger Agreement	Mgmt	For	For	For
	2	Amendment to the 2007 Performance Compensation Plan	Mgmt	For	For	For

HBOS plc
	Ticker	Security ID:	Meeting Date		Meeting Status
	HBOOY	CUSIP 42205MAC0	12/12/2008		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Rule 9 Waiver	Mgmt	For	For	For
	2	Share Reclassification	Mgmt	For	For	For
	3	Capital Reduction through Cancellation of HBOS 6.657% Preference Shares	Mgmt	For	For	For

Northwest Airlines, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NWA	CUSIP 667280408	09/25/2008		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Roy Bostock	Mgmt	For	For	For
	1.2	Elect David Brandon	Mgmt	For	For	For
	1.3	Elect Michael Durham	Mgmt	For	For	For
	1.4	Elect John Engler	Mgmt	For	For	For
	1.5	Elect Mickey Foret	Mgmt	For	For	For
	1.6	Elect Robert Friedman	Mgmt	For	For	For
	1.7	Elect Doris K. Goodwin	Mgmt	For	For	For
	1.8	Elect Jeffrey Katz	Mgmt	For	For	For
	1.9	Elect James Postl	Mgmt	For	For	For
	1.10	Elect Rodney Slater	Mgmt	For	For	For
	1.11	Elect Douglas M. Steenland	Mgmt	For	For	For
	1.12	Elect William Zoller	Mgmt	For	For	For
	2	Approval of the Merger Agreement	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For
	4	Amendment to the 2007 Stock Incentive Plan	Mgmt	For	For	For
	5	Right to Adjourn Meeting	Mgmt	For	For	For

Zilog, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	ZILG	CUSIP 989524301	10/06/2008		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect David Elkins	Mgmt	For	For	For
	1.2	Elect Eric Singer	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.
(Registrant)

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 26, 2009